Stock-Based Compensation	6 Months Ended
Jun. 30, 2022
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
20.	STOCK-BASED COMPENSATION

On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. This stock-based compensation expense was amounting to $238,914.

On October 25, 2021, the Company entered into an agreement with a third party vendor to provide investors relations services for a term of one-year. The agreement was terminated on May 7, 2022. During the six months ended June 30, 2022, the Company issued 20,000 ordinary shares to the vendor as compensation for serving the Company. This stock-based compensation expense was amounting to $13,181.